Income taxes	12 Months Ended
Sep. 30, 2019
Income Taxes [Abstract]
Income taxes
Income taxes

	Year ended September 30
	2019	2018
	$	$
Current income tax expense
Current income tax expense in respect of the current year	439,972	386,773
Current income tax expense relating to changes in tax laws	—	11,400
Adjustments recognized in the current year in relation to the income tax expense of prior years	(17,934)	(8,357)
Total current income tax expense	422,038	389,816
Deferred income tax recovery
Deferred income tax (recovery) expense relating to the origination and reversal of temporary differences	(959)	2,617
Deferred income tax expense (recovery) relating to changes in tax rates	784	(42,437)
Recognition of previously unrecognized temporary differences	(8,122)	(1,418)
Total deferred income tax recovery	(8,297)	(41,238)
Total income tax expense	413,741	348,578

The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2019	2018
	%	%
Company's statutory tax rate	26.6	26.7
Effect of foreign tax rate differences	(1.6)	(1.3)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(1.4)	(0.8)
Non-deductible and tax exempt items	0.2	(0.2)
Recognition of previously unrecognized temporary differences	—	0.2
Effect of integration-related costs	0.1	—
Minimum income tax charge	0.8	0.9
Changes in tax laws and rates	—	(2.1)
Effective income tax rate	24.7	23.4

15.     Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2018	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2019
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	78,177	(3,220)	(8,394)	—	—	1,363	67,926
Tax benefits on losses carried forward	62,415	—	(1,001)	—	—	(2,251)	59,163
Accrued compensation	34,887	18	3,995	—	6,132	375	45,407
Retirement benefits obligations	25,418	—	(2,683)	(4,324)	—	(507)	17,904
Allowance for doubtful accounts	(260)	—	260	—	—	—	—
PP&E, contract costs, intangible assets and other long-term assets	(106,207)	(24,514)	7,788	—	—	(214)	(123,147)
Work in progress	(59,142)	—	16,010	—	—	(437)	(43,569)
Goodwill	(53,891)	—	(5,407)	—	—	(1,068)	(60,366)
Refundable tax credits on salaries	(26,502)	—	683	—	—	—	(25,819)
Cash flow hedges	12,398	—	(1,470)	(25,290)	—	459	(13,903)
Other	(638)	76	(1,484)	2,374	—	(1,650)	(1,322)
Deferred taxes, net	(33,345)	(27,640)	8,297	(27,240)	6,132	(3,930)	(77,726)

	As at September 30, 2017	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2018
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	82,697	(1,619)	(2,795)	—	—	(106)	78,177
Tax benefits on losses carried forward	78,893	589	(18,141)	—	—	1,074	62,415
Accrued compensation	40,830	—	(4,770)	—	(1,959)	786	34,887
Retirement benefits obligations	34,162	—	(1,286)	(7,911)	—	453	25,418
Allowance for doubtful accounts	323	—	(562)	—	—	(21)	(260)
PP&E, contract costs, intangible assets and other long-term assets	(134,083)	(8,216)	39,646	—	—	(3,554)	(106,207)
Work in progress	(80,898)	—	23,253	—	—	(1,497)	(59,142)
Goodwill	(60,668)	—	8,055	—	—	(1,278)	(53,891)
Refundable tax credits on salaries	(29,785)	—	3,283	—	—	—	(26,502)
Cash flow hedges	(2,355)	—	(39)	14,618	—	174	12,398
Other	3,971	—	(5,406)	675	—	122	(638)
Deferred taxes, net	(66,913)	(9,246)	41,238	7,382	(1,959)	(3,847)	(33,345)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2019	As at September 30, 2018
	$	$
Deferred tax assets	100,539	139,664
Deferred tax liabilities	(178,265)	(173,009)
	(77,726)	(33,345)

15.     Income taxes (continued)
On September 30, 2019, the Company recorded a deferred tax asset of $18,500,000 attributable to the recognition of additional operating tax losses following a settlement with the German tax authority.
On December 22, 2017, the U.S. government enacted a tax reform which includes several measures such as a reduction of corporate tax rate from 35% to 21%, effective on January 1, 2018, and a one-time repatriation tax on earnings held by foreign subsidiaries. In addition to the U.S. tax reform, the government of France enacted a temporary corporate surtax for the current year and a tax rate reduction was enacted by the government of Belgium. As such, the Company recorded a net income tax recovery of $34,100,000 for its fiscal year ended September 30, 2018 resulting from the re-evaluation of its deferred tax assets and liabilities of $45,500,000 partially offset by an income tax expense of $11,400,000 in relation to the U.S. repatriation tax.
As at September 30, 2019, the Company had $367,352,000 ($387,684,000 as at September 30, 2018) in operating tax losses carried forward, of which $37,480,000 ($53,382,000 as at September 30, 2018) expire at various dates from 2020 to 2039 and $329,872,000 ($334,302,000 as at September 30, 2018) have no expiry dates. As at September 30, 2019, a deferred income tax of $54,814,000 ($58,044,000 as at September 30, 2018) has been recognized on $289,976,000 ($290,244,000 as at September as at September 30, 2018) of these losses. The deferred income tax assets are recognized only to the extent that it is probable that taxable income will be available against which the unused tax losses can be utilized. As at September 30, 2019, the Company had $29,287,000 ($26,601,000 as at September 30, 2018) of the unrecognized operating tax losses that will expire at various dates from 2029 to 2039 and 48,089,000 ($70,839,000 as at September 30, 2018) that have no expiry date.
As at September 30, 2019, the Company had $471,772,000 ($497,277,000 as at September 30, 2018) in non-operating tax losses carried forward that have no expiry dates. As at September 30, 2019, a deferred income tax asset of $4,349,000 ($4,371,000 as at September 30, 2018) has been recognized on $18,151,000 ($18,246,000 as at September 30, 2018) of these losses. As at September 30, 2019, the Company had $453,621,000 ($479,031,000 as at September 30, 2018) of unrecognized non-operating tax losses.
As at September 30, 2019, the Company had $149,121,000 ($142,414,000 as at September 30, 2018) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $4,457,906,000 ($3,605,464,000 as at September 30, 2018) coming from its foreign subsidiaries as they are considered indefinitely reinvested. The Company may be subject to taxation if it modifies its strategy by distributing these earnings in the form of dividends or otherwise.